Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Cash	$ 73,718	$ 40,284	$ 73,445	$ 26,264
Patent rights and applications				7,058
Liabilities
Notes payable, related parties	9,000	12,000
Fair Value Measurements Nonrecurring [Member] | Level 1 [Member]
Cash	73,718	40,284		26,264
Patent rights and applications
Total assets	73,718	40,284		26,264
Liabilities
Convertible note payable, net of discount
Notes payable, related parties
Total liabilities
Net assets and liabilities	73,718	40,284		26,264
Fair Value Measurements Nonrecurring [Member] | Level 2 [Member]
Cash
Patent rights and applications
Total assets
Liabilities
Convertible note payable, net of discount	7,349
Notes payable, related parties	9,000	12,000
Total liabilities	16,349	12,000
Net assets and liabilities	(16,349)	(12,000)
Fair Value Measurements Nonrecurring [Member] | Level 3 [Member]
Cash
Patent rights and applications				7,058
Total assets				7,058
Liabilities
Convertible note payable, net of discount
Notes payable, related parties
Total liabilities
Net assets and liabilities				$ 7,058